ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7. – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Significant components of accounts payable and accrued expenses at September 30, 2011 and December 31, 2010 consist primarily of:

	2011	2010
	(Unaudited)
Trade payables	$466,263	$354,795

Accrued expenses:
Advertising and marketing	120,264	175,136
Production materials	-	24,038
Freight	-	4,500
Human resources	12,500	25,367
Consulting fees - Sales	83,441	-
Deferred Rent	9,315	-

Credits due to customers	-	20,474

	$691,783	$604,311

Accrued expenses – As discussed more fully in Note 8, the Company has responded to several claims from suppliers, primarily advertisers and media suppliers, alleging unpaid balances on services or materials provided. The Company has responded in many cases that the services or materials did not fully comply with required specifications or supplier commitments. In all cases, the Company has shifted its purchasing to more compatible suppliers. The Company has accrued the estimated settlement value of the claim based on an evaluation of the individual circumstances of each matter. Management believes the estimate accrual is its ultimate exposure to such claims.

NOTE 7. – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Significant components of accounts payable and accrued expenses at December 31, 2010 and 2009 consist primarily of:

	2010	2009
Trade payables	$354,795	$418,703
Accrued expenses and claims:
Advertising and marketing	175,136	364,566
Production materials	24,038	38,460
Freight	4,500	24,349
Human resources	25,367	12,684
Warrant expense	—	116,522
Credits due to customers	20,474	2,421
Other	—	83,717
	$604,311	$1,061,422

Accrued expenses and claims – As discussed more fully in Note 8, the Company has responded to several claims from suppliers, primarily advertisers and media suppliers, alleging unpaid balances on services or materials provided. The Company has responded in many cases that the services or materials did not fully comply with required specifications or supplier commitments. In all cases, the Company has shifted its purchasing to more compatible suppliers. The Company has accrued the estimated settlement value of the claim based on an evaluation of the individual circumstances of each matter.